Asset Acquisition (Tables)	12 Months Ended
Jun. 30, 2019
Asset Acquisition [Abstract]
Schedule of fair value of assets acquired
Fair value of assets acquired

Inventories	$47,340
Property and equipment, net	324,203
Teashop rental contracts	202,980
Transfer costs*	11,790
$586,313

*	the transfer cost was charged to expenses at the acquisition date.